Subsequent Events (Details)	1 Months Ended			12 Months Ended
	Mar. 21, 2019 USD ($)	Feb. 28, 2019 USD ($)	Jan. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 28, 2019 CNY (¥)
Subsequent Events (Textual)
Issuance of cash proceeds amount				$ 5,542,047	$ 4,687,153
Subsequent Events [Member]
Subsequent Events (Textual)
Borrowed amount	$ 3,300,000
Interest rate, Description	The interest rate is 15% for the loan period and 24% for the period past due
Issuance of common shares, shares | shares			2,000,000
Issuance of cash proceeds amount			$ 1,000,000
Price per share | $ / shares			$ 0.5
Subsequent Events [Member] | Rongfeng Cui [Member]
Subsequent Events (Textual)
Borrowed amount		$ 554,000
Repayments of loans, Description		The Company needs to make monthly repayment to Rongfeng Cui in the amount of RMB61,875 (approximately $9,200) from March 2019 to February 2024. In March, April and May 2019, the Company made repayment of RMB61,875 (approximately $9,200), RMB61,875 (approximately $9,200) and RMB61,875 (approximately $9,200) respectively, to Rongfeng Cui.
Subsequent Events [Member] | Rongfeng Cui [Member] | RMB [Member]
Subsequent Events (Textual)
Borrowed amount | ¥						¥ 3,712,500